MARCH 15, 1999

                        AIT VISION U.S. EQUITY PORTFOLIO
                          SUPPLEMENT TO THE PROSPECTUS
                             DATED FEBRUARY 14, 1999


The Board of Trustees has determined to redeem all outstanding shares of the AIT Vision U.S. Equity Portfolio, effective March 30, 1999, because its small size has made it difficult to manage its portfolio effectively. The Fund is no longer pursuing its investment objective. All common stock in the Fund portfolio has been sold, and the proceeds will be invested in money market instruments of the types described under "Investment Objectives and Policies" in the Prospectus. Any capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless you have requested payment in cash. Prior to March 30, 1999 you may redeem your account, including reinvested distributions, in accordance with "How to Redeem Shares" in the Prospectus. Please call the Transfer Agent at 1-800-507-9922 for more information.



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                                                                 MARCH 15, 1999
                             NEWCAP CONTRARIAN FUND
                          SUPPLEMENT TO THE PROSPECTUS
                             DATED FEBRUARY 14, 1999


The Board of Trustees has determined to redeem all outstanding shares of the NewCap Contrarian Fund, effective March 30, 1999, because its small size has made it impossible to manage its portfolio effectively. The Fund is no longer pursuing its investment objective. All common stock in the Fund portfolio has been sold, and the proceeds will be invested in money market instruments of the types described under "Investment Objectives and Policies" in the Prospectus. Any capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless you have requested payment in cash. Prior to March 30, 1999 you may redeem your account, including reinvested distributions, in accordance with "How to Redeem Shares" in the Prospectus. Please call the Transfer Agent at 1-800-507-9922 for more information.